COMMITMENTS AND CONTINGENCIES (Details) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Accepted and tendered cases USD ($) lawsuit	Dec. 31, 2011 Accepted and tendered cases lawsuit	Dec. 31, 2010 Accepted and tendered cases lawsuit	Dec. 31, 2012 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2010 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2012 Product Delivery Claim USD ($)	Dec. 31, 2012 Product Delivery Claim EUR (€)	Dec. 31, 2012 Antitrust matters - Purported Class Action Civil Cases lawsuit	Jul. 03, 2012 Indemnification Matter
COMMITMENTS AND CONTINGENCIES
Minimum contracts period which require minimum volume purchases	1 year
Purchase commitments:
2013	$ 1,138,000,000
2014	435,000,000
2015	237,000,000
2016	59,000,000
2017	59,000,000
Thereafter	30,000,000
Total	1,958,000,000
Operating Leases
Rent expense	79,000,000	83,000,000	62,000,000
Sublease rentals	4,000,000	4,000,000	4,000,000
Minimum sublease rentals	57,000,000
Future minimum payments
2013	79,000,000
2014	68,000,000
2015	53,000,000
2016	45,000,000
2017	40,000,000
Thereafter	60,000,000
Total	345,000,000
LEGAL MATTERS
Experience with tendering cases				19 years
Information about the cases
Unresolved at beginning of period (number of cases)				1,080	1,116	1,138	36	37	39
Tendered during period				3	10	24
Filed during period							21	11	5
Resolved during period				3	46	46	7	12	7
Unresolved at end of period (number of cases)				1,080	1,080	1,116	50	36	37
Payment of gross settlement costs							559,000	584,000	201,000
Accrued liability relating to the cases				10,000,000
Receivable relating to indemnity protection of the cases				10,000,000
Number of purported class action cases filed												2
Amount of claims of customer										202,000,000	153,000,000
Amount of insurance available for claims in excess of specified amount										10,000,000
Aggregate amount of current claims										149,000,000	113,000,000
Minimum range of possible loss											0
Maximum range of possible loss											€ 113,000,000
Common stock loss due to Banks' misrepresentations (in shares)													19